Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dunham Funds
Entity Central Index Key	0001420040
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000059523
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class A
Trading Symbol	DACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund
Class A Without Load	5.20%	0.20%	1.75%
Class A With Load	0.48%	-0.72%	1.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Intermediate Core Plus Bond Category	4.04%	0.85%	1.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 309,118,515
Holdings Count | Holding	653
Advisory Fees Paid, Amount	$ 1,928,108
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$309,118,515
Number of Portfolio Holdings	653
Total Advisory Fee	$1,928,108
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	24.5%
Corporate Bonds	31.1%
Exchange-Traded Funds	1.0%
Money Market Funds	4.8%
Non U.S. Government & Agencies	2.7%
Term Loans	4.0%
U.S. Government & Agencies	31.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Real Estate	0.3%
CLO	0.4%
Fixed Income	1.0%
Materials	1.6%
Consumer Staples	1.7%
Communications	2.0%
Consumer Discretionary	2.4%
Technology	2.5%
Sovereign	2.8%
Utilities	3.0%
Health Care	3.2%
Industrials	3.6%
Energy	4.0%
CMBS	4.6%
Money Market Funds	4.9%
CMO	9.3%
ABS	10.7%
Financials	11.6%
MBS Passthrough	14.8%
U.S. Treasury Obligations	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.1%
United States Treasury Note, 4.625%, 02/15/55	2.0%
Freddie Mac Pool, 5.000%, 01/01/55	1.9%
United States Treasury Note, 4.625%, 05/15/54	1.9%
United States Treasury Note, 4.250%, 05/15/35	1.7%
United States Treasury Note, 4.250%, 02/15/54	1.5%
United States Treasury Note, 4.000%, 11/15/52	1.2%
Fannie Mae Pool, 4.000%, 03/01/55	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Fannie Mae Pool, 5.000%, 04/01/54	1.1%

C000059524
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class C
Trading Symbol	DCCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.76%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	4.64%	-0.30%	1.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Intermediate Core Plus Bond Category	4.04%	0.85%	1.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 309,118,515
Holdings Count | Holding	653
Advisory Fees Paid, Amount	$ 1,928,108
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$309,118,515
Number of Portfolio Holdings	653
Total Advisory Fee	$1,928,108
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	24.5%
Corporate Bonds	31.1%
Exchange-Traded Funds	1.0%
Money Market Funds	4.8%
Non U.S. Government & Agencies	2.7%
Term Loans	4.0%
U.S. Government & Agencies	31.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Real Estate	0.3%
CLO	0.4%
Fixed Income	1.0%
Materials	1.6%
Consumer Staples	1.7%
Communications	2.0%
Consumer Discretionary	2.4%
Technology	2.5%
Sovereign	2.8%
Utilities	3.0%
Health Care	3.2%
Industrials	3.6%
Energy	4.0%
CMBS	4.6%
Money Market Funds	4.9%
CMO	9.3%
ABS	10.7%
Financials	11.6%
MBS Passthrough	14.8%
U.S. Treasury Obligations	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.1%
United States Treasury Note, 4.625%, 02/15/55	2.0%
Freddie Mac Pool, 5.000%, 01/01/55	1.9%
United States Treasury Note, 4.625%, 05/15/54	1.9%
United States Treasury Note, 4.250%, 05/15/35	1.7%
United States Treasury Note, 4.250%, 02/15/54	1.5%
United States Treasury Note, 4.000%, 11/15/52	1.2%
Fannie Mae Pool, 4.000%, 03/01/55	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Fannie Mae Pool, 5.000%, 04/01/54	1.1%

C000059525
Shareholder Report [Line Items]
Fund Name	Dunham Corporate/Government Bond Fund
Class Name	Class N
Trading Symbol	DNCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/corpgov/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	5.46%	0.44%	2.00%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Intermediate Core Plus Bond Category	4.04%	0.85%	1.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 309,118,515
Holdings Count | Holding	653
Advisory Fees Paid, Amount	$ 1,928,108
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$309,118,515
Number of Portfolio Holdings	653
Total Advisory Fee	$1,928,108
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	24.5%
Corporate Bonds	31.1%
Exchange-Traded Funds	1.0%
Money Market Funds	4.8%
Non U.S. Government & Agencies	2.7%
Term Loans	4.0%
U.S. Government & Agencies	31.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Real Estate	0.3%
CLO	0.4%
Fixed Income	1.0%
Materials	1.6%
Consumer Staples	1.7%
Communications	2.0%
Consumer Discretionary	2.4%
Technology	2.5%
Sovereign	2.8%
Utilities	3.0%
Health Care	3.2%
Industrials	3.6%
Energy	4.0%
CMBS	4.6%
Money Market Funds	4.9%
CMO	9.3%
ABS	10.7%
Financials	11.6%
MBS Passthrough	14.8%
U.S. Treasury Obligations	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.1%
United States Treasury Note, 4.625%, 02/15/55	2.0%
Freddie Mac Pool, 5.000%, 01/01/55	1.9%
United States Treasury Note, 4.625%, 05/15/54	1.9%
United States Treasury Note, 4.250%, 05/15/35	1.7%
United States Treasury Note, 4.250%, 02/15/54	1.5%
United States Treasury Note, 4.000%, 11/15/52	1.2%
Fannie Mae Pool, 4.000%, 03/01/55	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Fannie Mae Pool, 5.000%, 04/01/54	1.1%

C000087895
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class A
Trading Symbol	DAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$172	1.67%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund
Class A Without Load	5.68%	6.18%	3.36%
Class A With Load	-0.36%	4.94%	2.75%
Dow Jones Moderately Aggressive Portfolio Index	16.15%	10.53%	9.02%
Morningstar Tactical Allocation Category	13.91%	9.16%	6.65%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 92,869,576
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 804,130
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$92,869,576
Number of Portfolio Holdings	45
Total Advisory Fee	$804,130
Portfolio Turnover	145%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	9.0%
Exchange-Traded Funds	15.5%
Money Market Funds	18.6%
Non U.S. Government & Agencies	12.0%
U.S. Government & Agencies	44.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Financials	1.6%
Health Care	1.9%
Technology	1.9%
Government Guaranteed	2.1%
Equity	3.9%
Local Authority	6.8%
Supranational	7.2%
Collateral for Securities Loaned	8.1%
Money Market Funds	10.8%
Commodity	11.9%
U.S. Treasury Obligations	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.9%
United States Treasury Note, 2.250%, 11/15/25	4.3%
United States Treasury Note, 2.875%, 11/30/25	4.3%
United States Treasury Note, 0.375%, 12/31/25	4.3%
United States Treasury Note, 2.250%, 03/31/26	4.3%
United States Treasury Note, 3.875%, 01/15/26	3.8%
United States Treasury Note, 0.500%, 02/28/26	3.7%
United States Treasury Note, 1.625%, 05/15/26	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.7%
Central American Bank for Economic Integration, 5.000%, 02/09/26	3.2%

C000087896
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class C
Trading Symbol	DCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$248	2.42%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	4.85%	5.39%	2.58%
Dow Jones Moderately Aggressive Portfolio Index	16.15%	10.53%	9.02%
Morningstar Tactical Allocation Category	13.91%	9.16%	6.65%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 92,869,576
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 804,130
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$92,869,576
Number of Portfolio Holdings	45
Total Advisory Fee	$804,130
Portfolio Turnover	145%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	9.0%
Exchange-Traded Funds	15.5%
Money Market Funds	18.6%
Non U.S. Government & Agencies	12.0%
U.S. Government & Agencies	44.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Financials	1.6%
Health Care	1.9%
Technology	1.9%
Government Guaranteed	2.1%
Equity	3.9%
Local Authority	6.8%
Supranational	7.2%
Collateral for Securities Loaned	8.1%
Money Market Funds	10.8%
Commodity	11.9%
U.S. Treasury Obligations	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.9%
United States Treasury Note, 2.250%, 11/15/25	4.3%
United States Treasury Note, 2.875%, 11/30/25	4.3%
United States Treasury Note, 0.375%, 12/31/25	4.3%
United States Treasury Note, 2.250%, 03/31/26	4.3%
United States Treasury Note, 3.875%, 01/15/26	3.8%
United States Treasury Note, 0.500%, 02/28/26	3.7%
United States Treasury Note, 1.625%, 05/15/26	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.7%
Central American Bank for Economic Integration, 5.000%, 02/09/26	3.2%

C000087897
Shareholder Report [Line Items]
Fund Name	Dunham Dynamic Macro Fund
Class Name	Class N
Trading Symbol	DNAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$146	1.42%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	5.93%	6.44%	3.62%
Dow Jones Moderately Aggressive Portfolio Index	16.15%	10.53%	9.02%
Morningstar Tactical Allocation Category	13.91%	9.16%	6.65%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 92,869,576
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 804,130
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$92,869,576
Number of Portfolio Holdings	45
Total Advisory Fee	$804,130
Portfolio Turnover	145%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	9.0%
Exchange-Traded Funds	15.5%
Money Market Funds	18.6%
Non U.S. Government & Agencies	12.0%
U.S. Government & Agencies	44.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Financials	1.6%
Health Care	1.9%
Technology	1.9%
Government Guaranteed	2.1%
Equity	3.9%
Local Authority	6.8%
Supranational	7.2%
Collateral for Securities Loaned	8.1%
Money Market Funds	10.8%
Commodity	11.9%
U.S. Treasury Obligations	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.9%
United States Treasury Note, 2.250%, 11/15/25	4.3%
United States Treasury Note, 2.875%, 11/30/25	4.3%
United States Treasury Note, 0.375%, 12/31/25	4.3%
United States Treasury Note, 2.250%, 03/31/26	4.3%
United States Treasury Note, 3.875%, 01/15/26	3.8%
United States Treasury Note, 0.500%, 02/28/26	3.7%
United States Treasury Note, 1.625%, 05/15/26	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.7%
Central American Bank for Economic Integration, 5.000%, 02/09/26	3.2%

C000059526
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class A
Trading Symbol	DAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.44%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund
Class A Without Load	26.80%	4.64%	5.66%
Class A With Load	19.49%	3.40%	5.04%
Morningstar Diversified Emerging Markets Category	26.10%	8.57%	7.39%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 133,352,889
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 958,190
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$133,352,889
Number of Portfolio Holdings	80
Total Advisory Fee	$958,190
Portfolio Turnover	107%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Money Market Funds	0.6%
Mixed Allocation	1.0%
Real Estate	1.0%
Utilities	1.1%
Consumer Staples	1.4%
Information Technology	1.7%
Energy	3.0%
Health Care	3.5%
Collateral for Securities Loaned	4.2%
Materials	4.2%
Consumer Discretionary	8.9%
Industrials	9.8%
Communications	13.8%
Financials	19.1%
Technology	32.0%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.9%
Common Stocks	93.0%
Money Market Funds	4.6%
Preferred Stocks	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	12.9%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	4.6%
Samsung Electronics Company Ltd.	4.6%
SK Hynix, Inc.	3.2%
Accton Technology Corporation	3.0%
Asia Vital Components Co., Ltd.	2.9%
Max Healthcare Institute Ltd.	2.1%
Futu Holdings Ltd. - ADR	2.1%
Bharti Airtel Ltd.	2.0%

C000059527
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class C
Trading Symbol	DCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$247	2.19%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	25.77%	3.84%	4.86%
Morningstar Diversified Emerging Markets Category	26.10%	8.57%	7.39%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 133,352,889
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 958,190
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$133,352,889
Number of Portfolio Holdings	80
Total Advisory Fee	$958,190
Portfolio Turnover	107%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Money Market Funds	0.6%
Mixed Allocation	1.0%
Real Estate	1.0%
Utilities	1.1%
Consumer Staples	1.4%
Information Technology	1.7%
Energy	3.0%
Health Care	3.5%
Collateral for Securities Loaned	4.2%
Materials	4.2%
Consumer Discretionary	8.9%
Industrials	9.8%
Communications	13.8%
Financials	19.1%
Technology	32.0%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.9%
Common Stocks	93.0%
Money Market Funds	4.6%
Preferred Stocks	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	12.9%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	4.6%
Samsung Electronics Company Ltd.	4.6%
SK Hynix, Inc.	3.2%
Accton Technology Corporation	3.0%
Asia Vital Components Co., Ltd.	2.9%
Max Healthcare Institute Ltd.	2.1%
Futu Holdings Ltd. - ADR	2.1%
Bharti Airtel Ltd.	2.0%

C000059528
Shareholder Report [Line Items]
Fund Name	Dunham Emerging Markets Stock Fund
Class Name	Class N
Trading Symbol	DNEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/emergingmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$135	1.19%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	27.02%	4.89%	5.92%
Morningstar Diversified Emerging Markets Category	26.10%	8.57%	7.39%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 133,352,889
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 958,190
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$133,352,889
Number of Portfolio Holdings	80
Total Advisory Fee	$958,190
Portfolio Turnover	107%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Money Market Funds	0.6%
Mixed Allocation	1.0%
Real Estate	1.0%
Utilities	1.1%
Consumer Staples	1.4%
Information Technology	1.7%
Energy	3.0%
Health Care	3.5%
Collateral for Securities Loaned	4.2%
Materials	4.2%
Consumer Discretionary	8.9%
Industrials	9.8%
Communications	13.8%
Financials	19.1%
Technology	32.0%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.9%
Common Stocks	93.0%
Money Market Funds	4.6%
Preferred Stocks	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	12.9%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	4.6%
Samsung Electronics Company Ltd.	4.6%
SK Hynix, Inc.	3.2%
Accton Technology Corporation	3.0%
Asia Vital Components Co., Ltd.	2.9%
Max Healthcare Institute Ltd.	2.1%
Futu Holdings Ltd. - ADR	2.1%
Bharti Airtel Ltd.	2.0%

C000131123
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class A
Trading Symbol	DAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund
Class A Without Load	6.22%	5.95%	4.05%
Class A With Load	1.41%	4.97%	3.57%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Bank Loan Category	6.63%	6.83%	5.44%
Morningstar LSTA US Leveraged Loan 100 Index	7.39%	6.79%	5.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 207,998,565
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 1,514,164
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$207,998,565
Number of Portfolio Holdings	266
Total Advisory Fee	$1,514,164
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Common Stocks	0.2%
Corporate Bonds	9.8%
Money Market Funds	7.8%
Right	0.0%
Term Loans	76.8%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Utilities	1.4%
Consumer Staples	1.7%
Real Estate	2.0%
Collateral for Securities Loaned	2.3%
Health Care	4.5%
Energy	4.6%
CLO	5.6%
Money Market Funds	5.9%
Materials	6.4%
Communications	9.8%
Financials	13.0%
Technology	13.4%
Industrials	13.8%
Consumer Discretionary	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	5.9%
Mount Vernon Liquid Assets Portfolio	2.3%
BlueMountain CLO XXXIII Ltd., ER	1.6%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.4%
Neptune Bidco US, Inc.	1.3%
BlueMountain CLO XXXII Ltd., ER	1.1%
Asurion, LLC	1.0%
Virgin Media Bristol, LLC	1.0%
Voyager Parent, LLC	0.9%
Focus Financial Partners, LLC	0.9%

C000131124
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class C
Trading Symbol	DCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.83%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	5.81%	5.42%	3.53%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Bank Loan Category	6.63%	6.83%	5.44%
Morningstar LSTA US Leveraged Loan 100 Index	7.39%	6.79%	5.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 207,998,565
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 1,514,164
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$207,998,565
Number of Portfolio Holdings	266
Total Advisory Fee	$1,514,164
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Common Stocks	0.2%
Corporate Bonds	9.8%
Money Market Funds	7.8%
Right	0.0%
Term Loans	76.8%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Utilities	1.4%
Consumer Staples	1.7%
Real Estate	2.0%
Collateral for Securities Loaned	2.3%
Health Care	4.5%
Energy	4.6%
CLO	5.6%
Money Market Funds	5.9%
Materials	6.4%
Communications	9.8%
Financials	13.0%
Technology	13.4%
Industrials	13.8%
Consumer Discretionary	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	5.9%
Mount Vernon Liquid Assets Portfolio	2.3%
BlueMountain CLO XXXIII Ltd., ER	1.6%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.4%
Neptune Bidco US, Inc.	1.3%
BlueMountain CLO XXXII Ltd., ER	1.1%
Asurion, LLC	1.0%
Virgin Media Bristol, LLC	1.0%
Voyager Parent, LLC	0.9%
Focus Financial Partners, LLC	0.9%

C000131125
Shareholder Report [Line Items]
Fund Name	Dunham Floating Rate Bond Fund
Class Name	Class N
Trading Symbol	DNFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/floatingratebond/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	6.47%	6.21%	4.30%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Bank Loan Category	6.63%	6.83%	5.44%
Morningstar LSTA US Leveraged Loan 100 Index	7.39%	6.79%	5.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 207,998,565
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 1,514,164
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$207,998,565
Number of Portfolio Holdings	266
Total Advisory Fee	$1,514,164
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Common Stocks	0.2%
Corporate Bonds	9.8%
Money Market Funds	7.8%
Right	0.0%
Term Loans	76.8%
Warrant	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Utilities	1.4%
Consumer Staples	1.7%
Real Estate	2.0%
Collateral for Securities Loaned	2.3%
Health Care	4.5%
Energy	4.6%
CLO	5.6%
Money Market Funds	5.9%
Materials	6.4%
Communications	9.8%
Financials	13.0%
Technology	13.4%
Industrials	13.8%
Consumer Discretionary	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	5.9%
Mount Vernon Liquid Assets Portfolio	2.3%
BlueMountain CLO XXXIII Ltd., ER	1.6%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.4%
Neptune Bidco US, Inc.	1.3%
BlueMountain CLO XXXII Ltd., ER	1.1%
Asurion, LLC	1.0%
Virgin Media Bristol, LLC	1.0%
Voyager Parent, LLC	0.9%
Focus Financial Partners, LLC	0.9%

C000107185
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class A
Trading Symbol	DAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.28%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund
Class A Without Load	19.01%	11.59%	14.48%
Class A With Load	12.18%	10.28%	13.80%
Morningstar Large Cap Growth Category	26.35%	16.07%	15.87%
Russell 1000® Growth Index	30.70%	19.27%	18.29%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 213,350,382
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,644,287
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$213,350,382
Number of Portfolio Holdings	36
Total Advisory Fee	$1,644,287
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Consumer Staples	0.9%
Collateral for Securities Loaned	1.2%
Money Market Funds	1.3%
Industrials	2.5%
Financials	2.7%
Health Care	7.0%
Consumer Discretionary	11.6%
Communications	14.9%
Technology	58.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.8%
Amazon.com, Inc.	7.7%
Microsoft Corporation	6.8%
ServiceNow, Inc.	6.2%
Meta Platforms, Inc. - Class A	5.9%
Mastercard, Inc. - Class A	5.4%
Netflix, Inc.	3.7%
Shopify, Inc. - Class A	3.7%
Intuitive Surgical, Inc.	3.5%
Crowdstrike Holdings, Inc. - Class A	3.2%

C000107186
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class C
Trading Symbol	DCFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.03%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	18.11%	10.76%	13.62%
Morningstar Large Cap Growth Category	26.35%	16.07%	15.87%
Russell 1000® Growth Index	30.70%	19.27%	18.29%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 213,350,382
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,644,287
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$213,350,382
Number of Portfolio Holdings	36
Total Advisory Fee	$1,644,287
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Consumer Staples	0.9%
Collateral for Securities Loaned	1.2%
Money Market Funds	1.3%
Industrials	2.5%
Financials	2.7%
Health Care	7.0%
Consumer Discretionary	11.6%
Communications	14.9%
Technology	58.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.8%
Amazon.com, Inc.	7.7%
Microsoft Corporation	6.8%
ServiceNow, Inc.	6.2%
Meta Platforms, Inc. - Class A	5.9%
Mastercard, Inc. - Class A	5.4%
Netflix, Inc.	3.7%
Shopify, Inc. - Class A	3.7%
Intuitive Surgical, Inc.	3.5%
Crowdstrike Holdings, Inc. - Class A	3.2%

C000107187
Shareholder Report [Line Items]
Fund Name	Dunham Focused Large Cap Growth Fund
Class Name	Class N
Trading Symbol	DNFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	19.33%	11.87%	14.76%
Morningstar Large Cap Growth Category	26.35%	16.07%	15.87%
Russell 1000® Growth Index	30.70%	19.27%	18.29%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 213,350,382
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,644,287
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$213,350,382
Number of Portfolio Holdings	36
Total Advisory Fee	$1,644,287
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Consumer Staples	0.9%
Collateral for Securities Loaned	1.2%
Money Market Funds	1.3%
Industrials	2.5%
Financials	2.7%
Health Care	7.0%
Consumer Discretionary	11.6%
Communications	14.9%
Technology	58.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.8%
Amazon.com, Inc.	7.7%
Microsoft Corporation	6.8%
ServiceNow, Inc.	6.2%
Meta Platforms, Inc. - Class A	5.9%
Mastercard, Inc. - Class A	5.4%
Netflix, Inc.	3.7%
Shopify, Inc. - Class A	3.7%
Intuitive Surgical, Inc.	3.5%
Crowdstrike Holdings, Inc. - Class A	3.2%

C000059529
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class A
Trading Symbol	DAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund
Class A Without Load	7.00%	5.15%	4.91%
Class A With Load	2.23%	4.19%	4.43%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.13%	5.50%	5.82%
Morningstar High-Yield Bond Category	8.36%	5.81%	5.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,236,620
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,838,352
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$231,236,620
Number of Portfolio Holdings	286
Total Advisory Fee	$1,838,352
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	82.6%
Money Market Funds	17.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.2%
To Be Classified	0.3%
Real Estate	2.2%
Consumer Staples	3.1%
Industrials	4.7%
Utilities	4.8%
Health Care	5.7%
Money Market Funds	5.7%
Technology	8.6%
Materials	9.7%
Communications	12.6%
Financials	13.7%
Consumer Discretionary	13.8%
Collateral for Securities Loaned	14.0%
Energy	14.3%

Credit Quality Allocation (% of total investments)

BA3	16.4%
B2	16.1%
B1	13.6%
Collateral for Securities Loaned	12.4%
B3	10.2%
BA2	10.0%
BA1	7.2%
AAA	5.1%
CAA1	3.6%
BAA3	3.0%
CAA2	2.0%
CAA3	0.4%
Other/Not Rated	0.0%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000059530
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class C
Trading Symbol	DCHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.85%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	6.50%	4.63%	4.40%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.13%	5.50%	5.82%
Morningstar High-Yield Bond Category	8.36%	5.81%	5.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,236,620
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,838,352
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$231,236,620
Number of Portfolio Holdings	286
Total Advisory Fee	$1,838,352
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	82.6%
Money Market Funds	17.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.2%
To Be Classified	0.3%
Real Estate	2.2%
Consumer Staples	3.1%
Industrials	4.7%
Utilities	4.8%
Health Care	5.7%
Money Market Funds	5.7%
Technology	8.6%
Materials	9.7%
Communications	12.6%
Financials	13.7%
Consumer Discretionary	13.8%
Collateral for Securities Loaned	14.0%
Energy	14.3%

Credit Quality Allocation (% of total investments)

BA3	16.4%
B2	16.1%
B1	13.6%
Collateral for Securities Loaned	12.4%
B3	10.2%
BA2	10.0%
BA1	7.2%
AAA	5.1%
CAA1	3.6%
BAA3	3.0%
CAA2	2.0%
CAA3	0.4%
Other/Not Rated	0.0%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000059531
Shareholder Report [Line Items]
Fund Name	Dunham High Yield Bond Fund
Class Name	Class N
Trading Symbol	DNHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/highyield/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	7.25%	5.40%	5.17%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.13%	5.50%	5.82%
Morningstar High-Yield Bond Category	8.36%	5.81%	5.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 231,236,620
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,838,352
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$231,236,620
Number of Portfolio Holdings	286
Total Advisory Fee	$1,838,352
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	82.6%
Money Market Funds	17.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.2%
To Be Classified	0.3%
Real Estate	2.2%
Consumer Staples	3.1%
Industrials	4.7%
Utilities	4.8%
Health Care	5.7%
Money Market Funds	5.7%
Technology	8.6%
Materials	9.7%
Communications	12.6%
Financials	13.7%
Consumer Discretionary	13.8%
Collateral for Securities Loaned	14.0%
Energy	14.3%

Credit Quality Allocation (% of total investments)

BA3	16.4%
B2	16.1%
B1	13.6%
Collateral for Securities Loaned	12.4%
B3	10.2%
BA2	10.0%
BA1	7.2%
AAA	5.1%
CAA1	3.6%
BAA3	3.0%
CAA2	2.0%
CAA3	0.4%
Other/Not Rated	0.0%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

C000131120
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class A
Trading Symbol	DAIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$196	1.90%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund
Class A Without Load	6.42%	2.22%	1.56%
Class A With Load	1.60%	1.28%	1.09%
Bloomberg Global Aggregate ex USD	5.22%	-2.82%	0.35%
Bloomberg Global Aggregate ex USD Hedged Index	4.49%	0.99%	2.62%
Morningstar Global Bond Category	7.91%	0.48%	1.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 104,375,810
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 988,667
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$104,375,810
Number of Portfolio Holdings	527
Total Advisory Fee	$988,667
Portfolio Turnover	78%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Convertible Bonds	0.4%
Corporate Bonds	58.4%
Money Market Funds	7.8%
Non U.S. Government & Agencies	33.4%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Local Authority	0.3%
Supranational	0.3%
Technology	0.5%
Real Estate	1.5%
Consumer Staples	2.1%
Treasury	2.1%
Collateral for Securities Loaned	3.1%
Health Care	3.2%
Money Market Funds	4.5%
Consumer Discretionary	5.0%
Materials	5.5%
Utilities	5.7%
Communications	5.7%
Industrials	6.5%
Financials	10.8%
Energy	11.2%
Non U.S. Treasury	13.6%
Sovereign	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	2.3%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.7%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.6%
Spain Government Bond, 3.450%, 10/31/34	1.1%
Italy Buoni Poliennali Del Tesoro, 3.850%, 02/01/35	1.0%
United Kingdom Gilt, 4.250%, 12/07/40	1.0%
Spain Government Bond, 2.500%, 05/31/27	1.0%
Australia Government Bond, 1.250%, 05/21/32	1.0%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.9%
Kingdom of Belgium Government Bond, 5.000%, 03/28/35	0.9%

C000131121
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class C
Trading Symbol	DCIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$247	2.40%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	5.83%	1.70%	1.04%
Bloomberg Global Aggregate ex USD	5.22%	-2.82%	0.35%
Bloomberg Global Aggregate ex USD Hedged Index	4.49%	0.99%	2.62%
Morningstar Global Bond Category	7.91%	0.48%	1.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 104,375,810
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 988,667
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$104,375,810
Number of Portfolio Holdings	527
Total Advisory Fee	$988,667
Portfolio Turnover	78%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Convertible Bonds	0.4%
Corporate Bonds	58.4%
Money Market Funds	7.8%
Non U.S. Government & Agencies	33.4%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Local Authority	0.3%
Supranational	0.3%
Technology	0.5%
Real Estate	1.5%
Consumer Staples	2.1%
Treasury	2.1%
Collateral for Securities Loaned	3.1%
Health Care	3.2%
Money Market Funds	4.5%
Consumer Discretionary	5.0%
Materials	5.5%
Utilities	5.7%
Communications	5.7%
Industrials	6.5%
Financials	10.8%
Energy	11.2%
Non U.S. Treasury	13.6%
Sovereign	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	2.3%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.7%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.6%
Spain Government Bond, 3.450%, 10/31/34	1.1%
Italy Buoni Poliennali Del Tesoro, 3.850%, 02/01/35	1.0%
United Kingdom Gilt, 4.250%, 12/07/40	1.0%
Spain Government Bond, 2.500%, 05/31/27	1.0%
Australia Government Bond, 1.250%, 05/21/32	1.0%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.9%
Kingdom of Belgium Government Bond, 5.000%, 03/28/35	0.9%

C000131122
Shareholder Report [Line Items]
Fund Name	Dunham International Opportunity Bond Fund
Class Name	Class N
Trading Symbol	DNIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$171	1.65%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	6.75%	2.47%	1.81%
Bloomberg Global Aggregate ex USD	5.22%	-2.82%	0.35%
Bloomberg Global Aggregate ex USD Hedged Index	4.49%	0.99%	2.62%
Morningstar Global Bond Category	7.91%	0.48%	1.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 104,375,810
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 988,667
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$104,375,810
Number of Portfolio Holdings	527
Total Advisory Fee	$988,667
Portfolio Turnover	78%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Convertible Bonds	0.4%
Corporate Bonds	58.4%
Money Market Funds	7.8%
Non U.S. Government & Agencies	33.4%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Local Authority	0.3%
Supranational	0.3%
Technology	0.5%
Real Estate	1.5%
Consumer Staples	2.1%
Treasury	2.1%
Collateral for Securities Loaned	3.1%
Health Care	3.2%
Money Market Funds	4.5%
Consumer Discretionary	5.0%
Materials	5.5%
Utilities	5.7%
Communications	5.7%
Industrials	6.5%
Financials	10.8%
Energy	11.2%
Non U.S. Treasury	13.6%
Sovereign	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	2.3%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.7%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.6%
Spain Government Bond, 3.450%, 10/31/34	1.1%
Italy Buoni Poliennali Del Tesoro, 3.850%, 02/01/35	1.0%
United Kingdom Gilt, 4.250%, 12/07/40	1.0%
Spain Government Bond, 2.500%, 05/31/27	1.0%
Australia Government Bond, 1.250%, 05/21/32	1.0%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.9%
Kingdom of Belgium Government Bond, 5.000%, 03/28/35	0.9%

C000059532
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class A
Trading Symbol	DAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$262	2.20%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Stock Fund
Class A Without Load	38.06%	16.47%	10.05%
Class A With Load	30.11%	15.10%	9.40%
Morningstar Foreign Large Value Category	27.86%	15.49%	8.41%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,340,081
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,460,783
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$173,340,081
Number of Portfolio Holdings	410
Total Advisory Fee	$2,460,783
Portfolio Turnover	120%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Money Market Funds	0.1%
Equity	0.5%
Real Estate	0.6%
Information Technology	1.0%
Utilities	1.1%
Consumer Staples	2.3%
Energy	2.4%
Collateral for Securities Loaned	3.4%
Health Care	5.6%
Materials	5.9%
Consumer Discretionary	6.0%
Communications	8.6%
Industrials	14.2%
Technology	21.4%
Financials	29.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.0%
Exchange-Traded Funds	0.5%
Money Market Funds	3.4%
Preferred Stocks	2.1%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Bank of Ireland Group PLC	2.2%
Samsung Electronics Company Ltd.	1.9%
BNP Paribas S.A.	1.9%
Deutsche Telekom A.G.	1.7%
Kioxia Holdings Corporation	1.6%
ABB Ltd.	1.6%
Lasertec Corporation	1.5%
Franco-Nevada Corporation	1.4%
NN Group N.V.	1.4%

C000059533
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class C
Trading Symbol	DCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$351	2.96%

Expenses Paid, Amount	$ 351
Expense Ratio, Percent	2.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Stock Fund	37.06%	15.59%	9.23%
Morningstar Foreign Large Value Category	27.86%	15.49%	8.41%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,340,081
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,460,783
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$173,340,081
Number of Portfolio Holdings	410
Total Advisory Fee	$2,460,783
Portfolio Turnover	120%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Money Market Funds	0.1%
Equity	0.5%
Real Estate	0.6%
Information Technology	1.0%
Utilities	1.1%
Consumer Staples	2.3%
Energy	2.4%
Collateral for Securities Loaned	3.4%
Health Care	5.6%
Materials	5.9%
Consumer Discretionary	6.0%
Communications	8.6%
Industrials	14.2%
Technology	21.4%
Financials	29.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.0%
Exchange-Traded Funds	0.5%
Money Market Funds	3.4%
Preferred Stocks	2.1%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Bank of Ireland Group PLC	2.2%
Samsung Electronics Company Ltd.	1.9%
BNP Paribas S.A.	1.9%
Deutsche Telekom A.G.	1.7%
Kioxia Holdings Corporation	1.6%
ABB Ltd.	1.6%
Lasertec Corporation	1.5%
Franco-Nevada Corporation	1.4%
NN Group N.V.	1.4%

C000059534
Shareholder Report [Line Items]
Fund Name	Dunham International Stock Fund
Class Name	Class N
Trading Symbol	DNINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/internationalstock/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$232	1.95%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Stock Fund	38.38%	16.76%	10.33%
Morningstar Foreign Large Value Category	27.86%	15.49%	8.41%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 173,340,081
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 2,460,783
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$173,340,081
Number of Portfolio Holdings	410
Total Advisory Fee	$2,460,783
Portfolio Turnover	120%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Money Market Funds	0.1%
Equity	0.5%
Real Estate	0.6%
Information Technology	1.0%
Utilities	1.1%
Consumer Staples	2.3%
Energy	2.4%
Collateral for Securities Loaned	3.4%
Health Care	5.6%
Materials	5.9%
Consumer Discretionary	6.0%
Communications	8.6%
Industrials	14.2%
Technology	21.4%
Financials	29.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.0%
Exchange-Traded Funds	0.5%
Money Market Funds	3.4%
Preferred Stocks	2.1%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Bank of Ireland Group PLC	2.2%
Samsung Electronics Company Ltd.	1.9%
BNP Paribas S.A.	1.9%
Deutsche Telekom A.G.	1.7%
Kioxia Holdings Corporation	1.6%
ABB Ltd.	1.6%
Lasertec Corporation	1.5%
Franco-Nevada Corporation	1.4%
NN Group N.V.	1.4%

C000059511
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class A
Trading Symbol	DALVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.42%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund
Class A Without Load	12.34%	14.32%	9.44%
Class A With Load	5.86%	12.98%	8.79%
Morningstar Large Cap Value Category	11.39%	15.48%	11.49%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 195,892,196
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,714,056
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$195,892,196
Number of Portfolio Holdings	77
Total Advisory Fee	$1,714,056
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.0%
Money Market Funds	7.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Money Market Funds	2.5%
Utilities	2.9%
Real Estate	3.3%
Consumer Staples	3.4%
Materials	4.5%
Collateral for Securities Loaned	4.9%
Energy	5.5%
Consumer Discretionary	8.5%
Communications	8.8%
Technology	9.6%
Health Care	13.2%
Industrials	16.1%
Financials	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Alphabet, Inc. - Class A	3.4%
Amazon.com, Inc.	2.9%
RTX Corporation	2.5%
Bank of America Corporation	2.3%
Wells Fargo & Company	2.1%
Parker-Hannifin Corporation	2.1%
Abbott Laboratories	2.0%
Walt Disney Company (The)	2.0%
Micron Technology, Inc.	1.9%

C000059512
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class C
Trading Symbol	DCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.17%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	11.47%	13.46%	8.62%
Morningstar Large Cap Value Category	11.39%	15.48%	11.49%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 195,892,196
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,714,056
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$195,892,196
Number of Portfolio Holdings	77
Total Advisory Fee	$1,714,056
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.0%
Money Market Funds	7.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Money Market Funds	2.5%
Utilities	2.9%
Real Estate	3.3%
Consumer Staples	3.4%
Materials	4.5%
Collateral for Securities Loaned	4.9%
Energy	5.5%
Consumer Discretionary	8.5%
Communications	8.8%
Technology	9.6%
Health Care	13.2%
Industrials	16.1%
Financials	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Alphabet, Inc. - Class A	3.4%
Amazon.com, Inc.	2.9%
RTX Corporation	2.5%
Bank of America Corporation	2.3%
Wells Fargo & Company	2.1%
Parker-Hannifin Corporation	2.1%
Abbott Laboratories	2.0%
Walt Disney Company (The)	2.0%
Micron Technology, Inc.	1.9%

C000059513
Shareholder Report [Line Items]
Fund Name	Dunham Large Cap Value Fund
Class Name	Class N
Trading Symbol	DNLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/largecapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$124	1.17%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	12.59%	14.61%	9.71%
Morningstar Large Cap Value Category	11.39%	15.48%	11.49%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 195,892,196
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,714,056
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$195,892,196
Number of Portfolio Holdings	77
Total Advisory Fee	$1,714,056
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.0%
Money Market Funds	7.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Money Market Funds	2.5%
Utilities	2.9%
Real Estate	3.3%
Consumer Staples	3.4%
Materials	4.5%
Collateral for Securities Loaned	4.9%
Energy	5.5%
Consumer Discretionary	8.5%
Communications	8.8%
Technology	9.6%
Health Care	13.2%
Industrials	16.1%
Financials	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Alphabet, Inc. - Class A	3.4%
Amazon.com, Inc.	2.9%
RTX Corporation	2.5%
Bank of America Corporation	2.3%
Wells Fargo & Company	2.1%
Parker-Hannifin Corporation	2.1%
Abbott Laboratories	2.0%
Walt Disney Company (The)	2.0%
Micron Technology, Inc.	1.9%

C000059520
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class A
Trading Symbol	DAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund
Class A Without Load	3.86%	2.23%	3.64%
Class A With Load	-2.15%	1.03%	3.03%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	7.33%	6.03%	5.11%
Morningstar Nontraditional Bond Category	6.89%	4.33%	4.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 299,141,936
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,869,429
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$299,141,936
Number of Portfolio Holdings	82
Total Advisory Fee	$1,869,429
Portfolio Turnover	234%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.9%
Money Market Funds	7.6%
Municipal Bonds	0.8%
U.S. Government & Agencies	54.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-7.5%
Consumer Staples	0.4%
Education	0.8%
Real Estate	1.1%
Industrials	1.4%
Health Care	1.5%
Technology	1.6%
Energy	2.2%
Utilities	2.7%
Money Market Funds	2.8%
Materials	3.0%
Collateral for Securities Loaned	5.3%
Consumer Discretionary	5.5%
Communications	5.5%
Financials	14.8%
U.S. Treasury Obligations	58.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/08/26	13.1%
United States Treasury Bill, 0.000%, 04/09/26	13.1%
United States Treasury Bill, 0.000%, 02/12/26	13.1%
United States Treasury Bill, 0.000%, 12/18/25	12.2%
Mount Vernon Liquid Assets Portfolio	5.3%
First American Government Obligations Fund, Class X	2.8%
United States Treasury Note, 4.750%, 05/15/55	1.9%
United States Treasury Note, 4.250%, 08/15/35	1.9%
United States Treasury Note, 4.875%, 08/15/45	1.7%
Wells Fargo & Company, 4.666%, 01/15/27	1.7%

C000059521
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class C
Trading Symbol	DCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.91%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	3.19%	1.48%	2.88%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	7.33%	6.03%	5.11%
Morningstar Nontraditional Bond Category	6.89%	4.33%	4.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 299,141,936
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,869,429
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$299,141,936
Number of Portfolio Holdings	82
Total Advisory Fee	$1,869,429
Portfolio Turnover	234%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.9%
Money Market Funds	7.6%
Municipal Bonds	0.8%
U.S. Government & Agencies	54.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-7.5%
Consumer Staples	0.4%
Education	0.8%
Real Estate	1.1%
Industrials	1.4%
Health Care	1.5%
Technology	1.6%
Energy	2.2%
Utilities	2.7%
Money Market Funds	2.8%
Materials	3.0%
Collateral for Securities Loaned	5.3%
Consumer Discretionary	5.5%
Communications	5.5%
Financials	14.8%
U.S. Treasury Obligations	58.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/08/26	13.1%
United States Treasury Bill, 0.000%, 04/09/26	13.1%
United States Treasury Bill, 0.000%, 02/12/26	13.1%
United States Treasury Bill, 0.000%, 12/18/25	12.2%
Mount Vernon Liquid Assets Portfolio	5.3%
First American Government Obligations Fund, Class X	2.8%
United States Treasury Note, 4.750%, 05/15/55	1.9%
United States Treasury Note, 4.250%, 08/15/35	1.9%
United States Treasury Note, 4.875%, 08/15/45	1.7%
Wells Fargo & Company, 4.666%, 01/15/27	1.7%

C000059522
Shareholder Report [Line Items]
Fund Name	Dunham Long/Short Credit Fund
Class Name	Class N
Trading Symbol	DNAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/longshortcredit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	4.11%	2.50%	3.92%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	7.33%	6.03%	5.11%
Morningstar Nontraditional Bond Category	6.89%	4.33%	4.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 299,141,936
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,869,429
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$299,141,936
Number of Portfolio Holdings	82
Total Advisory Fee	$1,869,429
Portfolio Turnover	234%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.9%
Money Market Funds	7.6%
Municipal Bonds	0.8%
U.S. Government & Agencies	54.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-7.5%
Consumer Staples	0.4%
Education	0.8%
Real Estate	1.1%
Industrials	1.4%
Health Care	1.5%
Technology	1.6%
Energy	2.2%
Utilities	2.7%
Money Market Funds	2.8%
Materials	3.0%
Collateral for Securities Loaned	5.3%
Consumer Discretionary	5.5%
Communications	5.5%
Financials	14.8%
U.S. Treasury Obligations	58.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/08/26	13.1%
United States Treasury Bill, 0.000%, 04/09/26	13.1%
United States Treasury Bill, 0.000%, 02/12/26	13.1%
United States Treasury Bill, 0.000%, 12/18/25	12.2%
Mount Vernon Liquid Assets Portfolio	5.3%
First American Government Obligations Fund, Class X	2.8%
United States Treasury Note, 4.750%, 05/15/55	1.9%
United States Treasury Note, 4.250%, 08/15/35	1.9%
United States Treasury Note, 4.875%, 08/15/45	1.7%
Wells Fargo & Company, 4.666%, 01/15/27	1.7%

C000066378
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class A
Trading Symbol	DAMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$237	2.28%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund
Class A Without Load	7.98%	3.64%	2.79%
Class A With Load	1.78%	2.42%	2.19%
Credit Suisse Merger Arb Liquidity Beta Index	12.37%	6.45%	4.55%
Morningstar Event Driven Category	9.72%	6.27%	5.73%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 258,649,548
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,631,334
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$258,649,548
Number of Portfolio Holdings	80
Total Advisory Fee	$2,631,334
Portfolio Turnover	377%

Holdings [Text Block]

Asset Weighting (% of total investments)*

Value	Value
Closed End Funds	1.7%
Common Stocks	110.0%
Money Market Funds	26.9%
Purchased Options	0.3%
Right	0.4%

Sector Weighting (% of net assets)*

Value	Value
Other Assets in Excess of Liabilities	10.0%
Purchased Options	0.2%
Materials	0.3%
Equity	1.2%
Health Care	3.0%
Consumer Discretionary	3.4%
Financials	10.9%
Consumer Staples	5.4%
Utilities	9.9%
Industrials	8.5%
Technology	10.4%
Energy	8.1%
Collateral for Securities Loaned	9.0%
Communications	20.0%
Money Market Funds	10.5%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Parkland Corporation	6.0%
TXNM Energy, Inc.	5.9%
Electronic Arts, Inc.	4.5%
Chart Industries, Inc.	4.4%
Comerica, Inc.	4.4%
Frontier Communications Parent, Inc.	4.0%
Northwestern Energy Group, Inc.	4.0%
CyberArk Software Ltd.	4.0%
JDE Peet's N.V.	3.9%
Air Lease Corporation	3.5%

C000066379
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class C
Trading Symbol	DCMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$313	3.02%

Expenses Paid, Amount	$ 313
Expense Ratio, Percent	3.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	7.18%	2.87%	2.02%
Credit Suisse Merger Arb Liquidity Beta Index	12.37%	6.45%	4.55%
Morningstar Event Driven Category	9.72%	6.27%	5.73%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 258,649,548
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,631,334
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$258,649,548
Number of Portfolio Holdings	80
Total Advisory Fee	$2,631,334
Portfolio Turnover	377%

Holdings [Text Block]

Asset Weighting (% of total investments)*

Value	Value
Closed End Funds	1.7%
Common Stocks	110.0%
Money Market Funds	26.9%
Purchased Options	0.3%
Right	0.4%

Sector Weighting (% of net assets)*

Value	Value
Other Assets in Excess of Liabilities	10.0%
Purchased Options	0.2%
Materials	0.3%
Equity	1.2%
Health Care	3.0%
Consumer Discretionary	3.4%
Financials	10.9%
Consumer Staples	5.4%
Utilities	9.9%
Industrials	8.5%
Technology	10.4%
Energy	8.1%
Collateral for Securities Loaned	9.0%
Communications	20.0%
Money Market Funds	10.5%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Parkland Corporation	6.0%
TXNM Energy, Inc.	5.9%
Electronic Arts, Inc.	4.5%
Chart Industries, Inc.	4.4%
Comerica, Inc.	4.4%
Frontier Communications Parent, Inc.	4.0%
Northwestern Energy Group, Inc.	4.0%
CyberArk Software Ltd.	4.0%
JDE Peet's N.V.	3.9%
Air Lease Corporation	3.5%

C000066380
Shareholder Report [Line Items]
Fund Name	Dunham Monthly Distribution Fund
Class Name	Class N
Trading Symbol	DNMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$209	2.01%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	8.21%	3.90%	3.05%
Credit Suisse Merger Arb Liquidity Beta Index	12.37%	6.45%	4.55%
Morningstar Event Driven Category	9.72%	6.27%	5.73%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 258,649,548
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 2,631,334
InvestmentCompanyPortfolioTurnover	377.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$258,649,548
Number of Portfolio Holdings	80
Total Advisory Fee	$2,631,334
Portfolio Turnover	377%

Holdings [Text Block]

Asset Weighting (% of total investments)*

Value	Value
Closed End Funds	1.7%
Common Stocks	110.0%
Money Market Funds	26.9%
Purchased Options	0.3%
Right	0.4%

Sector Weighting (% of net assets)*

Value	Value
Other Assets in Excess of Liabilities	10.0%
Purchased Options	0.2%
Materials	0.3%
Equity	1.2%
Health Care	3.0%
Consumer Discretionary	3.4%
Financials	10.9%
Consumer Staples	5.4%
Utilities	9.9%
Industrials	8.5%
Technology	10.4%
Energy	8.1%
Collateral for Securities Loaned	9.0%
Communications	20.0%
Money Market Funds	10.5%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Parkland Corporation	6.0%
TXNM Energy, Inc.	5.9%
Electronic Arts, Inc.	4.5%
Chart Industries, Inc.	4.4%
Comerica, Inc.	4.4%
Frontier Communications Parent, Inc.	4.0%
Northwestern Energy Group, Inc.	4.0%
CyberArk Software Ltd.	4.0%
JDE Peet's N.V.	3.9%
Air Lease Corporation	3.5%

C000059508
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class A
Trading Symbol	DAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.58%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund
Class A Without Load	-8.66%	-2.01%	1.91%
Class A With Load	-13.93%	-3.17%	1.31%
Dow Jones Global Select REIT Total Return Net Index	2.13%	7.02%	2.84%
Dow Jones US Real Estate Index	-0.82%	7.12%	5.91%
Morningstar Real Estate Category	-1.95%	8.07%	5.80%
S&P 500® Index	21.45%	17.64%	14.64%

Effective October 1, 2025, the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index.  The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,784,915
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 457,173
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$55,784,915
Number of Portfolio Holdings	41
Total Advisory Fee	$457,173
Portfolio Turnover	165%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.9%
Money Market Funds	0.1%
Communications	0.7%
Health Care	1.1%
Collateral for Securities Loaned	20.8%
Real Estate	98.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	10.4%
Prologis, Inc.	6.7%
Digital Realty Trust, Inc.	4.6%
American Healthcare REIT, Inc.	4.5%
Equinix, Inc.	4.2%
Iron Mountain, Inc.	4.1%
Simon Property Group, Inc.	4.1%
UDR, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Kimco Realty Corporation	3.5%

C000059509
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class C
Trading Symbol	DCREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.34%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	-9.36%	-2.75%	1.14%
Dow Jones Global Select REIT Total Return Net Index	2.13%	7.02%	2.84%
Dow Jones US Real Estate Index	-0.82%	7.12%	5.91%
Morningstar Real Estate Category	-1.95%	8.07%	5.80%
S&P 500® Index	21.45%	17.64%	14.64%

Effective October 1, 2025, the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index.  The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,784,915
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 457,173
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$55,784,915
Number of Portfolio Holdings	41
Total Advisory Fee	$457,173
Portfolio Turnover	165%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.9%
Money Market Funds	0.1%
Communications	0.7%
Health Care	1.1%
Collateral for Securities Loaned	20.8%
Real Estate	98.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	10.4%
Prologis, Inc.	6.7%
Digital Realty Trust, Inc.	4.6%
American Healthcare REIT, Inc.	4.5%
Equinix, Inc.	4.2%
Iron Mountain, Inc.	4.1%
Simon Property Group, Inc.	4.1%
UDR, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Kimco Realty Corporation	3.5%

C000059510
Shareholder Report [Line Items]
Fund Name	Dunham Real Estate Stock Fund
Class Name	Class N
Trading Symbol	DNREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/realestate/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$126	1.32%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	-8.44%	-1.77%	2.16%
Dow Jones Global Select REIT Total Return Net Index	2.13%	7.02%	2.84%
Dow Jones US Real Estate Index	-0.82%	7.12%	5.91%
Morningstar Real Estate Category	-1.95%	8.07%	5.80%
S&P 500® Index	21.45%	17.64%	14.64%

Effective October 1, 2025, the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index.  The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,784,915
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 457,173
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$55,784,915
Number of Portfolio Holdings	41
Total Advisory Fee	$457,173
Portfolio Turnover	165%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.9%
Money Market Funds	0.1%
Communications	0.7%
Health Care	1.1%
Collateral for Securities Loaned	20.8%
Real Estate	98.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	10.4%
Prologis, Inc.	6.7%
Digital Realty Trust, Inc.	4.6%
American Healthcare REIT, Inc.	4.5%
Equinix, Inc.	4.2%
Iron Mountain, Inc.	4.1%
Simon Property Group, Inc.	4.1%
UDR, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Kimco Realty Corporation	3.5%

C000059514
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class A
Trading Symbol	DADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.46%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund
Class A Without Load	15.33%	6.87%	11.21%
Class A With Load	8.73%	5.61%	10.55%
Morningstar Small Cap Growth Category	12.59%	8.85%	10.98%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,661,778
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 750,307
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$89,661,778
Number of Portfolio Holdings	107
Total Advisory Fee	$750,307
Portfolio Turnover	153%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Money Market Funds	24.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-27.1%
Communications	1.1%
Consumer Staples	2.6%
Energy	3.1%
Materials	3.6%
Money Market Funds	4.0%
Financials	8.1%
Consumer Discretionary	10.7%
Health Care	17.3%
Technology	23.9%
Industrials	25.8%
Collateral for Securities Loaned	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	3.0%
Comfort Systems USA, Inc.	2.2%
Adaptive Biotechnologies Corporation	1.6%
Hexcel Corporation	1.5%
BWX Technologies, Inc.	1.4%
SiTime Corporation	1.4%
Onto Innovation, Inc.	1.4%
Clearwater Analytics Holdings, Inc. - Class A	1.3%
Fulton Financial Corporation	1.3%
Procore Technologies, Inc.	1.3%

C000059515
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class C
Trading Symbol	DCDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.22%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	14.54%	6.06%	10.38%
Morningstar Small Cap Growth Category	12.59%	8.85%	10.98%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,661,778
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 750,307
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$89,661,778
Number of Portfolio Holdings	107
Total Advisory Fee	$750,307
Portfolio Turnover	153%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Money Market Funds	24.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-27.1%
Communications	1.1%
Consumer Staples	2.6%
Energy	3.1%
Materials	3.6%
Money Market Funds	4.0%
Financials	8.1%
Consumer Discretionary	10.7%
Health Care	17.3%
Technology	23.9%
Industrials	25.8%
Collateral for Securities Loaned	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	3.0%
Comfort Systems USA, Inc.	2.2%
Adaptive Biotechnologies Corporation	1.6%
Hexcel Corporation	1.5%
BWX Technologies, Inc.	1.4%
SiTime Corporation	1.4%
Onto Innovation, Inc.	1.4%
Clearwater Analytics Holdings, Inc. - Class A	1.3%
Fulton Financial Corporation	1.3%
Procore Technologies, Inc.	1.3%

C000059516
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Growth Fund
Class Name	Class N
Trading Symbol	DNDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$130	1.21%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	15.64%	7.14%	11.49%
Morningstar Small Cap Growth Category	12.59%	8.85%	10.98%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,661,778
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 750,307
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$89,661,778
Number of Portfolio Holdings	107
Total Advisory Fee	$750,307
Portfolio Turnover	153%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Money Market Funds	24.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-27.1%
Communications	1.1%
Consumer Staples	2.6%
Energy	3.1%
Materials	3.6%
Money Market Funds	4.0%
Financials	8.1%
Consumer Discretionary	10.7%
Health Care	17.3%
Technology	23.9%
Industrials	25.8%
Collateral for Securities Loaned	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	3.0%
Comfort Systems USA, Inc.	2.2%
Adaptive Biotechnologies Corporation	1.6%
Hexcel Corporation	1.5%
BWX Technologies, Inc.	1.4%
SiTime Corporation	1.4%
Onto Innovation, Inc.	1.4%
Clearwater Analytics Holdings, Inc. - Class A	1.3%
Fulton Financial Corporation	1.3%
Procore Technologies, Inc.	1.3%

C000059517
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class A
Trading Symbol	DASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.41%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund
Class A Without Load	7.84%	13.37%	7.70%
Class A With Load	1.67%	12.04%	7.06%
Morningstar Small Cap Value Category	5.93%	15.44%	10.72%
Russell 2000® Value Index	9.87%	13.85%	8.66%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,951,701
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 893,635
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$94,951,701
Number of Portfolio Holdings	208
Total Advisory Fee	$893,635
Portfolio Turnover	106%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Money Market Funds	14.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.1%
Consumer Staples	1.0%
Communications	2.9%
Utilities	4.3%
Money Market Funds	4.6%
Real Estate	5.8%
Health Care	6.1%
Consumer Discretionary	7.1%
Energy	7.5%
Materials	9.6%
Technology	10.7%
Collateral for Securities Loaned	11.0%
Financials	18.1%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vimeo, Inc.	1.5%
Teleflex, Inc.	1.2%
Prosperity Bancshares, Inc.	1.1%
National Energy Services Reunited Corporation	1.0%
NCR Voyix Corporation	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Brixmor Property Group, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%
BGC Group, Inc. - Class A	0.9%
Enovis Corporation	0.9%

C000059518
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class C
Trading Symbol	DCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.16%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	7.02%	12.52%	6.89%
Morningstar Small Cap Value Category	5.93%	15.44%	10.72%
Russell 2000® Value Index	9.87%	13.85%	8.66%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,951,701
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 893,635
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$94,951,701
Number of Portfolio Holdings	208
Total Advisory Fee	$893,635
Portfolio Turnover	106%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Money Market Funds	14.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.1%
Consumer Staples	1.0%
Communications	2.9%
Utilities	4.3%
Money Market Funds	4.6%
Real Estate	5.8%
Health Care	6.1%
Consumer Discretionary	7.1%
Energy	7.5%
Materials	9.6%
Technology	10.7%
Collateral for Securities Loaned	11.0%
Financials	18.1%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vimeo, Inc.	1.5%
Teleflex, Inc.	1.2%
Prosperity Bancshares, Inc.	1.1%
National Energy Services Reunited Corporation	1.0%
NCR Voyix Corporation	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Brixmor Property Group, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%
BGC Group, Inc. - Class A	0.9%
Enovis Corporation	0.9%

C000059519
Shareholder Report [Line Items]
Fund Name	Dunham Small Cap Value Fund
Class Name	Class N
Trading Symbol	DNSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	8.12%	13.65%	7.97%
Morningstar Small Cap Value Category	5.93%	15.44%	10.72%
Russell 2000® Value Index	9.87%	13.85%	8.66%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 94,951,701
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 893,635
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$94,951,701
Number of Portfolio Holdings	208
Total Advisory Fee	$893,635
Portfolio Turnover	106%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Money Market Funds	14.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.1%
Consumer Staples	1.0%
Communications	2.9%
Utilities	4.3%
Money Market Funds	4.6%
Real Estate	5.8%
Health Care	6.1%
Consumer Discretionary	7.1%
Energy	7.5%
Materials	9.6%
Technology	10.7%
Collateral for Securities Loaned	11.0%
Financials	18.1%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vimeo, Inc.	1.5%
Teleflex, Inc.	1.2%
Prosperity Bancshares, Inc.	1.1%
National Energy Services Reunited Corporation	1.0%
NCR Voyix Corporation	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Brixmor Property Group, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%
BGC Group, Inc. - Class A	0.9%
Enovis Corporation	0.9%

C000241914
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class A
Trading Symbol	DASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.54%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund
Class A Without Load	21.23%	22.82%
Class A With Load	15.78%	20.58%
Morningstar Global Moderately Conservative Allocation Category	11.75%	10.56%
S&P 500® Index	21.45%	23.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,825,500
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,241,034
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$128,825,500
Number of Portfolio Holdings	11
Total Advisory Fee	$1,241,034
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	7.3%
Purchased Options	40.9%
U.S. Government & Agencies	51.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	40.8%
Money Market Funds	7.3%
U.S. Treasury Obligations	51.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 01/31/30	23.2%
United States Treasury Bill, –%, 12/02/25	20.9%
United States Treasury Bill, –%, 11/04/25	19.4%
S&P 500 INDEX, 06/11/29	17.7%
United States Treasury Note, 1.2500%, 09/30/28	11.6%

C000241912
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class C
Trading Symbol	DCSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.28%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	20.20%	21.87%
Morningstar Global Moderately Conservative Allocation Category	11.75%	10.56%
S&P 500® Index	21.45%	23.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,825,500
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,241,034
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$128,825,500
Number of Portfolio Holdings	11
Total Advisory Fee	$1,241,034
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	7.3%
Purchased Options	40.9%
U.S. Government & Agencies	51.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	40.8%
Money Market Funds	7.3%
U.S. Treasury Obligations	51.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 01/31/30	23.2%
United States Treasury Bill, –%, 12/02/25	20.9%
United States Treasury Bill, –%, 11/04/25	19.4%
S&P 500 INDEX, 06/11/29	17.7%
United States Treasury Note, 1.2500%, 09/30/28	11.6%

C000241913
Shareholder Report [Line Items]
Fund Name	Dunham U.S. Enhanced Market Fund
Class Name	Class N
Trading Symbol	DNSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.
Additional Information Phone Number	1-800-442-4358
Additional Information Website	https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$142	1.28%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	21.47%	23.12%
Morningstar Global Moderately Conservative Allocation Category	11.75%	10.56%
S&P 500® Index	21.45%	23.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 128,825,500
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,241,034
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$128,825,500
Number of Portfolio Holdings	11
Total Advisory Fee	$1,241,034
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	7.3%
Purchased Options	40.9%
U.S. Government & Agencies	51.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	40.8%
Money Market Funds	7.3%
U.S. Treasury Obligations	51.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 01/31/30	23.2%
United States Treasury Bill, –%, 12/02/25	20.9%
United States Treasury Bill, –%, 11/04/25	19.4%
S&P 500 INDEX, 06/11/29	17.7%
United States Treasury Note, 1.2500%, 09/30/28	11.6%